Earnings Per Share - Schedule of Unaudited Pro Forma Earnings Per Share (After Reorganization) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net income (loss) per common share:
Basic	$ (3.63)	$ 4.97
Diluted	$ (3.63)	$ 4.84
Weighted average common shares outstanding:
Basic	7,522,025	7,330,602
Diluted	7,522,025	7,534,805